S000045260 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.39%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.51%	2.77%	5.26%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.67%	1.06%	3.74%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.79%	1.36%	3.43%
Class X
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.60%	2.83%	5.29%

[1]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.